ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCRUED WARRANTY COSTS
Beginning balance	$ 54,644	$ 40,605	$ 58,334
Warranty provision	15,876	18,570	(16,465)
Warranty costs incurred	(3,872)	(2,996)	(951)
Foreign exchange effect	(1,455)	(1,535)	(313)
Ending balance	$ 65,193	$ 54,644	$ 40,605